Loans Receivable and Other Lending Investments, net (Schedule of Loans Receivable) (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Oct. 31, 2015
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total gross carrying value of loans		$ 1,456,068	$ 1,647,861
Reserves for loan losses		(85,545)	(108,165)
Total loans receivable, net		1,370,523	1,539,696
Other lending investments—securities		79,916	62,289
Total loans receivable and other lending investments, net		1,450,439	1,601,985
Interest receivable		6,900	9,000
(Recovery of) provision for loan losses		(12,514)	36,567	$ (1,714)
Carrying value of loans sold			5,500	30,800
Realized investment gains (losses)				$ 19,100
Loan 1
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total gross carrying value of loans	$ 196,600
Total loans receivable, net	24,000				$ 24,000
(Recovery of) provision for loan losses	25,900
Loans Receivable One
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total gross carrying value of loans	146,700
Fair value reduction	$ 49,900
Senior mortgages
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total gross carrying value of loans		940,738	975,915
Corporate/Partnership loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total gross carrying value of loans		490,389	643,270
Subordinate mortgages
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total gross carrying value of loans		$ 24,941	$ 28,676